PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5:-       PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Machinery and manufacturing equipment, net(1)	$173,937	$124,728
Office equipment and furniture	8,633	7,868
Motor vehicles	948	1,565
Buildings and leasehold improvements	77,281	35,686
Prepaid expenses related to operating lease(2)	939	939

	261,738	170,786

Accumulated depreciation	88,745	77,152

Depreciated cost	$172,993	$93,634

(1)	Presented net of investment grant received in 2004, 2005 and 2006 years, in the total amount of $7,200.

(2)
The Company leases land from the Israel Lands Administration ("ILA") for its Bar-Lev    manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term).

In 2014, the Company derecognized fully depreciated property, plant and equipment that will not be used, in a total amount of $2,003.

Depreciation expense totaled $13,974, $11,626 and $10,544 for the years ended December 31, 2014, 2013 and 2012, respectively.

For a discussion of the pledges made by the Company, see Note 11(d).